EQUITY (Details Narrative) - $ / shares	Feb. 28, 2025	Feb. 05, 2025
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	5,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	400,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001
Common Stock, Shares, Issued	1	1
Common Stock, Shares, Outstanding	1
Common Class B [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001
Common Stock, Shares, Issued	0
Common Stock, Shares, Outstanding	0